Operating leases (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of operating leases [abstract]
Future minimum lease payments by the Group under non-cancellable operating leases
	2017		2016
	Property	Equipment	Property	Equipment
	£m	£m	£m	£m
Not more than one year	332	2	364	-
Over one year but not more than five years	844	21	974	23
Over five years	1,337	-	1,520	-
Total	2,513	23	2,858	23